RELATED PARTIES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Reimbursement expenses						$ 250	$ 177
GNAC
Related Party Transaction [Line Items]
Reimbursement expenses		$ 58	$ 69	$ 172	$ 172
Monthly royalty fee (as percentage )	3.00%
Agreement term	5 years
Renewable term	5 years
Royalty fee expense		$ 500		$ 800